UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Global Strategies

Fund

Annual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity® Global Strategies Fund B	9.19%	9.79%	3.27%

A From October 31, 2007.

B Prior to June 1, 2011, Fidelity® Global Strategies Fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Global Strategies Fund, a class of the fund, on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Economic growth and easy-money policies pushed global equities higher for the 12 months ending May 31, 2014, even as volatility increased amid a sell-off in momentum stocks and renewed U.S.-Russian tensions. The MSCI ACWI (All Country World Index) Index advanced 17.57% for the period, with all 10 sectors up by double digits. Health care (+25%) was tops, helped by new U.S. insurance programs and a favorable drug-approval environment. Commodities-linked sectors were variously affected by lower non-U.S. oil production and fears that the Ukraine crisis could worsen. The energy sector gained 18%, for example, whereas materials (+10%) proved the laggard. Regionally, Europe ex U.K. (+26%) led, emerging from its debt crisis. The U.S. (+21%) also gained, supported by Federal Reserve efforts to keep interest rates low while paring economic stimulus. Conversely, Japan (+6%) faced uncertainty regarding its economic reforms and effects of its new sales tax, and emerging markets (+4%) trailed on concern over a slowing China. Bonds also saw gains: the Barclays® Global Aggregate GDP Weighted Index rose 5.71% amid strong demand for short- and long-term securities in a low-yield environment; within that index, the euro area fared best, up 11%. The Barclays® U.S. Aggregate Bond Index, meanwhile, returned just 2.71%.

Comments from Christopher Sharpe and Ruben Calderon, who became Lead Portfolio Manager and Co-Manager, respectively, of Fidelity® Global Strategies Fund on May 1, 2014: For the year, the fund's Retail Class shares gained 9.19%, compared with 17.57% for its primary benchmark, the MSCI ACWI (All Country World Index) Index. The fund also trailed the 12.01% rise in the Fidelity Global Strategies Composite IndexSM, which we believe is a more representative comparison than the MSCI ACWI, given the Composite's mix of global equities and bonds. Relative to the Composite index, too-little exposure to strong-performing foreign developed-markets equities and too much uninvested cash proved detrimental, despite a helpful underweighting in emerging-markets stocks and U.S. investment-grade debt. Results were further hurt by non-index stakes in gold and oil investments, as well as Treasury Inflation-Protected Securities (TIPS), the latter of which we eventually eliminated from the portfolio. The fund was also hampered by unfavorable timing and results in certain U.S. sectors during the period and, to an even greater degree, a currency-hedged position in Japanese equities. In fixed-income, overweighting long-dated U.S. Treasury bonds hurt, as these securities struggled early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.65%
Actual		$ 1,000.00	$ 1,042.60	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class T	.90%
Actual		$ 1,000.00	$ 1,041.10	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class B	1.41%
Actual		$ 1,000.00	$ 1,038.80	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class C	1.40%
Actual		$ 1,000.00	$ 1,038.30	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,043.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.02
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,043.80	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2014
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 29.2%	Domestic Equity 29.1%
Emerging Markets Equity 5.3%	Emerging Markets Equity 2.0%
High Yield Fixed-Income 3.0%	High Yield Fixed-Income 1.3%
International Equity 25.6%	International Equity 25.0%
Investment Grade Fixed-Income 35.5%	Investment Grade Fixed-Income 33.2%
Short-Term and Net Other Assets (Liabilities) 0.0%	Short-Term and Net Other Assets (Liabilities) 6.3%
Sectors* 1.4%	Sectors* 3.1%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes fixed-income sector funds such as Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2014	As of November 30, 2013
Equities 60.1%	Equities 58.1%
Bonds 39.9%	Bonds 35.6%
Short-Term and Other 0.0%	Short-Term and Other 6.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2014

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 60.1%
	Shares	Value
China Region Funds - 0.3%
iShares MSCI Taiwan Index ETF	56,600	$ 855,226
Diversified Emerging Markets Funds - 4.2%
Fidelity Emerging Markets Fund (e)	271,036	6,800,283
Vanguard Emerging Markets ETF (d)	162,200	6,844,840
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		13,645,123
Europe Stock Funds - 5.2%
Vanguard European ETF (d)	274,500	16,739,010
Foreign Large Blend Funds - 18.3%
iShares MSCI Canada Index ETF (d)	78,000	2,394,600
iShares MSCI EAFE Index ETF	814,200	56,513,623
TOTAL FOREIGN LARGE BLEND FUNDS		58,908,223
Foreign Large Growth Funds - 2.1%
Fidelity International Capital Appreciation Fund (e)	395,747	6,783,107
Large Blend Funds - 26.7%
Fidelity Value Discovery Fund (e)	69,384	1,608,326
iShares Russell 3000 Index ETF (d)	426,500	49,009,115
SPDR S&P 500 ETF	181,700	35,000,871
TOTAL LARGE BLEND FUNDS		85,618,312
Large Growth Funds - 1.0%
Fidelity Capital Appreciation Fund (e)	43,896	1,609,218
Fidelity OTC Portfolio (e)	20,297	1,604,668
TOTAL LARGE GROWTH FUNDS		3,213,886
Mid-Cap Blend Funds - 1.0%
Fidelity Event Driven Opportunities Fund (e)	148,699	1,604,461
Fidelity Value Strategies Fund (e)	38,077	1,606,473
TOTAL MID-CAP BLEND FUNDS		3,210,934
Mid-Cap Growth Funds - 0.5%
Fidelity Mid-Cap Stock Fund (e)	39,168	1,603,133
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - 0.8%
iShares MSCI Malaysia Index ETF	52,800	$ 845,856
iShares MSCI Philippines ETF	23,100	832,755
iShares MSCI South Korea Index ETF	13,400	866,042
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,544,653
TOTAL EQUITY FUNDS (Cost $164,500,620)		193,121,607
Fixed-Income Funds - 39.9%

Emerging Markets Bond Funds - 3.0%
Fidelity New Markets Income Fund (e)	585,575	9,743,966
Intermediate-Term Bond Funds - 27.3%
iShares Barclays 3-7 Year Treasury Bond ETF (d)	254,600	31,089,206
iShares Barclays Aggregate Bond ETF	514,500	56,425,215
TOTAL INTERMEDIATE-TERM BOND FUNDS		87,514,421
Sector Funds - Real Estate - 1.4%
Fidelity Real Estate Income Fund (e)	367,639	4,404,316
World Bond Funds - 8.2%
SPDR Barclays Capital International Treasury Bond ETF (d)	441,300	26,438,283
TOTAL FIXED-INCOME FUNDS (Cost $125,843,275)		128,100,986
Money Market Funds - 3.1%
	Shares	Value
Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.10% (a)	4,975	$ 4,975
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(e)	187,814	187,814
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(c)	9,796,100	9,796,100
TOTAL MONEY MARKET FUNDS (Cost $9,988,889)		9,988,889
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $300,332,784)		331,211,482
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(10,075,540)
NET ASSETS - 100%		$ 321,135,942
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Fidelity Securities Lending Cash Central Fund	463,198
Total	$ 463,687
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ -	$ 1,600,000	$ -	$ -	$ 1,609,218
Fidelity Emerging Markets Fund	-	6,700,000	-	-	6,800,283
Fidelity Event Driven Opportunities Fund	-	1,600,000	-	-	1,604,461
Fidelity Institutional Money Market Portfolio Institutional Class	29,004,408	64,712,489	93,529,084	24,733	187,814
Fidelity International Capital Appreciation Fund	-	6,700,000	-	-	6,783,107
Fidelity Investment Grade Bond Fund	20,163,473	556,083	20,231,696	82,893	-
Fidelity Mega Cap Stock Fund	10,831,919	315,291	12,610,224	147,149	-
Fidelity Mid-Cap Stock Fund	-	1,600,000	-	-	1,603,133
Fidelity New Markets Income Fund	5,401,564	4,078,534	-	306,921	9,743,966
Fidelity OTC Portfolio	-	1,600,000	-	-	1,604,668
Fidelity Real Estate Income Fund	10,040,834	339,777	5,700,000	256,914	4,404,316
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Fidelity Value Discovery Fund	-	1,600,000	-	-	1,608,326
Fidelity Value Strategies Fund	-	1,600,000	-	-	1,606,473
Total	$ 87,605,786	$ 93,002,174	$ 144,443,815	$ 818,610	$ 37,555,765
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,412,000	$ 6,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value (including securities loaned of $9,546,840) - See accompanying schedule: Unaffiliated issuers (cost $254,505,676)	$ 283,854,642
Fidelity Central Funds (cost $9,801,075)	9,801,075
Affiliated underlying funds (cost $36,026,033)	37,555,765
Total Investments (cost $300,332,784)		$ 331,211,482
Cash		428
Receivable for investments sold		12,250,237
Receivable for fund shares sold		116,216
Distributions receivable from Fidelity Central Funds		31,338
Receivable from investment adviser for expense reductions		10
Other receivables		1,771
Total assets		343,611,482

Liabilities
Payable for fund shares redeemed	$ 1,056,790
Accrued management fee	110,027
Distribution and service plan fees payable	66,153
Notes payable to affiliates	11,446,000
Other payables and accrued expenses	470
Collateral on securities loaned, at value	9,796,100
Total liabilities		22,475,540

Net Assets		$ 321,135,942
Net Assets consist of:
Paid in capital		$ 283,106,581
Undistributed net investment income		611,342
Accumulated undistributed net realized gain (loss) on investments		6,539,321
Net unrealized appreciation (depreciation) on investments		30,878,698
Net Assets		$ 321,135,942

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,726,406 ÷ 5,553,556 shares)	$ 9.85

Maximum offering price per share (100/94.25 of $9.85)	$ 10.45
Class T: Net Asset Value and redemption price per share ($30,647,148 ÷ 3,121,518 shares)	$ 9.82

Maximum offering price per share (100/96.50 of $9.82)	$ 10.18
Class B: Net Asset Value and offering price per share ($2,773,307 ÷ 282,713 shares)A	$ 9.81

Class C: Net Asset Value and offering price per share ($46,386,873 ÷ 4,776,622 shares)A	$ 9.71

Global Strategies: Net Asset Value, offering price and redemption price per share ($164,709,310 ÷ 16,644,088 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,892,898 ÷ 2,212,013 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2014

Investment Income
Dividends from underlying funds: Unaffiliated		$ 6,780,736
Affiliated		818,610
Interest		1,435
Income from Fidelity Central Funds (including $463,198 from security lending)		463,687
Total income		8,064,468

Expenses
Management fee	$ 1,913,272
Distribution and service plan fees	858,275
Custodian fees and expenses	276
Independent trustees' compensation	1,495
Subsidiary directors' fees	15,000
Interest	523
Miscellaneous	655
Total expenses before reductions	2,789,496
Expense reductions	(424,414)	2,365,082
Net investment income (loss)		5,699,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Investment securities:
Unaffiliated	14,510,654
Affiliated	4,663,502
Realized gain distributions from underlying funds:
Unaffiliated	216,953
Affiliated	321,400
Total net realized gain (loss)		19,712,509
Change in net unrealized appreciation (depreciation) on investment securities		5,902,013
Net gain (loss)		25,614,522
Net increase (decrease) in net assets resulting from operations		$ 31,313,908

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,699,386	$ 7,399,328
Net realized gain (loss)	19,712,509	13,261,220
Change in net unrealized appreciation (depreciation)	5,902,013	18,979,317
Net increase (decrease) in net assets resulting from operations	31,313,908	39,639,865
Distributions to shareholders from net investment income	(6,047,169)	(7,405,917)
Distributions to shareholders from net realized gain	(13,990,192)	(8,312,956)
Total distributions	(20,037,361)	(15,718,873)
Share transactions - net increase (decrease)	(114,938,672)	21,543,205
Total increase (decrease) in net assets	(103,662,125)	45,464,197

Net Assets
Beginning of period	424,798,067	379,333,870
End of period (including undistributed net investment income of $611,342 and undistributed net investment income of $1,054,988, respectively)	$ 321,135,942	$ 424,798,067

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68
Income from Investment Operations
Net investment income (loss) E	.14	.16	.15	.02	.10	.11
Net realized and unrealized gain (loss)	.68	.73	(.68)	.43	1.13	1.80
Total from investment operations	.82	.89	(.53)	.45	1.23	1.91
Distributions from net investment income	(.15)	(.17)	(.14)	(.01)	(.09)	(.09)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.51)	(.36) K	(.44)	(.02)	(.13) L	(.14) M
Net asset value, end of period	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45
Total Return B, C, D	8.84%	10.12%	(5.34)%	4.67%	14.64%	28.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.75%	.77%	.79%	.79% A	.77%	.75%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65% A	.65%	.65%
Expenses net of all reductions	.64%	.64%	.64%	.64% A	.65%	.65%
Net investment income (loss)	1.48%	1.75%	1.63%	.49% A	1.16%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,726	$ 68,155	$ 56,127	$ 71,672	$ 57,226	$ 32,556
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

L Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

M Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68
Income from Investment Operations
Net investment income (loss) E	.12	.14	.12	.01	.08	.09
Net realized and unrealized gain (loss)	.68	.73	(.67)	.43	1.13	1.78
Total from investment operations	.80	.87	(.55)	.44	1.21	1.87
Distributions from net investment income	(.13)	(.14)	(.12)	(.01)	(.07)	(.07)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.49)	(.34)	(.42)	(.02)	(.11) K	(.12) L
Net asset value, end of period	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43
Total Return B, C, D	8.58%	9.89%	(5.59)%	4.57%	14.45%	28.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01%	1.02%	1.04%	1.04% A	1.02%	1.00%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90% A	.90%	.90%
Expenses net of all reductions	.90%	.89%	.89%	.89% A	.90%	.90%
Net investment income (loss)	1.22%	1.50%	1.38%	.24% A	.91%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,647	$ 34,345	$ 29,412	$ 31,534	$ 28,766	$ 18,941
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69
Income from Investment Operations
Net investment income (loss) E	.07	.09	.08	(.01)	.04	.06
Net realized and unrealized gain (loss)	.68	.74	(.67)	.43	1.12	1.78
Total from investment operations	.75	.83	(.59)	.42	1.16	1.84
Distributions from net investment income	(.08)	(.10)	(.08)	(.01)	(.02)	(.04)
Distributions from net realized gain	(.36)	(.19)	(.29)	(.01)	(.05)	(.05)
Total distributions	(.44)	(.29)	(.37)	(.02)	(.07)	(.10) K
Net asset value, end of period	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43
Total Return B, C, D	8.01%	9.38%	(6.05)%	4.36%	13.80%	27.47%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.51%	1.52%	1.54%	1.54% A	1.52%	1.50%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.39%	1.39%	1.39%	1.39% A	1.40%	1.40%
Net investment income (loss)	.72%	1.00%	.88%	(.26)% A	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,773	$ 3,944	$ 4,649	$ 6,237	$ 5,806	$ 3,260
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66
Income from Investment Operations
Net investment income (loss) E	.07	.09	.08	(.01)	.04	.06
Net realized and unrealized gain (loss)	.67	.73	(.67)	.43	1.11	1.76
Total from investment operations	.74	.82	(.59)	.42	1.15	1.82
Distributions from net investment income	(.08)	(.10)	(.09)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.36)	(.19)	(.29)	(.01)	(.05)	(.05)
Total distributions	(.44)	(.29)	(.38)	(.02)	(.08) K	(.10) L
Net asset value, end of period	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38
Total Return B, C, D	8.00%	9.41%	(6.09)%	4.40%	13.81%	27.41%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51%	1.52%	1.54%	1.54% A	1.52%	1.50%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.39%	1.39%	1.39%	1.39% A	1.40%	1.40%
Net investment income (loss)	.72%	1.00%	.88%	(.26)% A	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,387	$ 53,701	$ 51,079	$ 57,465	$ 42,595	$ 21,063
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2014	2013	2012	2011 H	2010 G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.03	.12	.13
Net realized and unrealized gain (loss)	.69	.73	(.68)	.44	1.14	1.79
Total from investment operations	.86	.92	(.51)	.47	1.26	1.92
Distributions from net investment income	(.18)	(.19)	(.16)	(.01)	(.10)	(.10)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.54)	(.38) J	(.47) K	(.02)	(.15)	(.15) L
Net asset value, end of period	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46
Total Return B, C	9.19%	10.47%	(5.18)%	4.86%	14.95%	28.72%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.52%	.54%	.54% A	.52%	.50%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A	.40%	.40%
Expenses net of all reductions	.40%	.39%	.39%	.39% A	.40%	.40%
Net investment income (loss)	1.72%	2.00%	1.88%	.74% A	1.41%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,709	$ 218,290	$ 213,526	$ 255,351	$ 208,394	$ 138,320
Portfolio turnover rate F	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period ended December 31.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2014	2013	2012	2011 H	2010G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.03	.12	.13
Net realized and unrealized gain (loss)	.69	.72	(.67)	.44	1.14	1.79
Total from investment operations	.86	.91	(.50)	.47	1.26	1.92
Distributions from net investment income	(.18)	(.19)	(.16)	(.01)	(.10)	(.10)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.54)	(.38) J	(.47) K	(.02)	(.15)	(.15) L
Net asset value, end of period	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46
Total Return B, C	9.18%	10.35%	(5.08)%	4.86%	14.95%	28.72%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.52%	.54%	.54% A	.52%	.50%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A	.40%	.40%
Expenses net of all reductions	.40%	.39%	.39%	.39% A	.40%	.40%
Net investment income (loss)	1.72%	2.00%	1.88%	.74% A	1.41%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,893	$ 46,363	$ 24,541	$ 24,973	$ 17,138	$ 7,454
Portfolio turnover rate F	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period ended December 31.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and unaffiliated exchange-traded funds ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2014, the Fund held an investment of $6,136 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Annual Report

4. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 29,355,770
Gross unrealized depreciation	(296,935)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,058,835

Tax Cost	$ 302,153,808

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 611,340
Undistributed long-term capital gain	$ 7,202,266
Net unrealized appreciation (depreciation)	$ 29,058,835

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $362,015 of capital losses recognized during the period November 1, 2013 to May 31, 2014.

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Ordinary Income	$ 8,352,725	$ 15,718,873
Long-term Capital Gains	11,684,636	-
Total	$ 20,037,361	$ 15,718,873

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $399,291,089 and $525,956,831, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,763	$ 3,712
Class T	.25%	.25%	162,916	9,016
Class B	.75%	.25%	34,500	25,936
Class C	.75%	.25%	502,096	86,005
			$ 858,275	$ 124,669

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,278
Class T	5,170
Class B*	5,089
Class C*	14,368
$ 39,905

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

to affiliates" in the Fund's Consolidated Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,446,000.33%		$ 315

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $655 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Fund, and includes $25 from securities loaned to FCM.

Annual Report

Notes to Consolidated Financial Statements - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $12,699,000. The weighted average interest rate was .59%. The interest expense amounted to $208 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2015. During the period, this waiver reduced the Fund's management fee by $381,768.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $9,868.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $254.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,325 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2014	Year ended May 31, 2013
From net investment income
Class A	$ 1,009,131	$ 1,097,121
Class T	423,579	488,063
Class B	28,444	43,002
Class C	425,260	534,088
Global Strategies	3,401,688	4,539,644
Institutional Class	759,067	703,999
Total	$ 6,047,169	$ 7,405,917

Annual Report

11. Distributions to Shareholders - continued

	Year ended May 31, 2014	Year ended May 31, 2013
From net realized gain
Class A	$ 2,391,812	$ 1,231,679
Class T	1,206,849	643,112
Class B	127,518	92,838
Class C	1,853,621	1,098,772
Global Strategies	6,878,260	4,687,156
Institutional Class	1,532,132	559,399
Total	$ 13,990,192	$ 8,312,956

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2014	Year ended May 31, 2013
Class A
Shares sold	1,355,410	2,686,270	$ 12,956,640	$ 25,166,280
Reinvestment of distributions	307,041	232,198	2,912,232	2,115,960
Shares redeemed	(3,250,113)	(2,006,819)	(31,266,684)	(18,829,269)
Net increase (decrease)	(1,587,662)	911,649	$ (15,397,812)	$ 8,452,971
Class T
Shares sold	414,603	777,381	$ 3,958,079	$ 7,242,740
Reinvestment of distributions	158,348	111,507	1,499,294	1,012,701
Shares redeemed	(1,063,041)	(552,794)	(10,176,674)	(5,137,946)
Net increase (decrease)	(490,090)	336,094	$ (4,719,301)	$ 3,117,495
Class B
Shares sold	8,823	16,128	$ 84,651	$ 150,614
Reinvestment of distributions	15,970	14,403	151,472	130,736
Shares redeemed	(157,295)	(134,125)	(1,505,145)	(1,248,020)
Net increase (decrease)	(132,502)	(103,594)	$ (1,269,022)	$ (966,670)
Class C
Shares sold	740,527	1,567,638	$ 7,003,124	$ 14,517,664
Reinvestment of distributions	232,124	173,745	2,180,897	1,562,734
Shares redeemed	(1,903,301)	(1,783,345)	(18,040,294)	(16,437,669)
Net increase (decrease)	(930,650)	(41,962)	$ (8,856,273)	$ (357,271)
Global Strategies
Shares sold	2,185,589	5,800,445	$ 21,090,422	$ 54,291,699
Reinvestment of distributions	1,012,481	936,638	9,629,023	8,559,549
Shares redeemed	(9,333,629)	(7,564,701)	(89,805,344)	(71,366,932)
Net increase (decrease)	(6,135,559)	(827,618)	$ (59,085,899)	$ (8,515,684)

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2014	Year ended May 31, 2013
Institutional Class
Shares sold	974,412	2,911,879	$ 9,367,601	$ 27,261,040
Reinvestment of distributions	141,559	90,274	1,347,599	825,371
Shares redeemed	(3,741,623)	(877,425)	(36,325,565)	(8,274,047)
Net increase (decrease)	(2,625,652)	2,124,728	$ (25,610,365)	$ 19,812,364

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Global Strategies	07/07/14	07/03/14	$0.031	$0.235

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2014, $18,590,628, or, if subsequently determined to be different, the net capital gain of such year.

Global Strategies designates 29% and 14% of the dividends distributed in July and December 2013 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Global Strategies designates 31% and 35% of the dividends distributed in July and December 2013 respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Global Strategies	07/08/13	$0.0071	$0.0002
	12/30/13	$0.0459	$0.0042

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DYS-UANN-0714
1.852672.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Strategies
Fund - Class A, Class T, Class B and Class C

Annual Report

May 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global
Strategies Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) D	2.58%	8.20%	2.07%
Class T (incl. 3.50% sales charge) D	4.78%	8.47%	2.19%
Class B (incl. contingent deferred sales charge) B , D	3.01%	8.40%	2.24%
Class C (incl. contingent deferred sales charge) C , D	7.00%	8.67%	2.23%

A From October 31, 2007.

B Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

D Prior to June 1, 2011, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Economic growth and easy-money policies pushed global equities higher for the 12 months ending May 31, 2014, even as volatility increased amid a sell-off in momentum stocks and renewed U.S.-Russian tensions. The MSCI ACWI (All Country World Index) Index advanced 17.57% for the period, with all 10 sectors up by double digits. Health care (+25%) was tops, helped by new U.S. insurance programs and a favorable drug-approval environment. Commodities-linked sectors were variously affected by lower non-U.S. oil production and fears that the Ukraine crisis could worsen. The energy sector gained 18%, for example, whereas materials (+10%) proved the laggard. Regionally, Europe ex U.K. (+26%) led, emerging from its debt crisis. The U.S. (+21%) also gained, supported by Federal Reserve efforts to keep interest rates low while paring economic stimulus. Conversely, Japan (+6%) faced uncertainty regarding its economic reforms and effects of its new sales tax, and emerging markets (+4%) trailed on concern over a slowing China. Bonds also saw gains: the Barclays® Global Aggregate GDP Weighted Index rose 5.71% amid strong demand for short- and long-term securities in a low-yield environment; within that index, the euro area fared best, up 11%. The Barclays® U.S. Aggregate Bond Index, meanwhile, returned just 2.71%.

Comments from Christopher Sharpe and Ruben Calderon, who became Lead Portfolio Manager and Co-Manager, respectively, of Fidelity Advisor® Global Strategies Fund on May 1, 2014: For the year, the fund's Class A, Class T, Class B and Class C shares returned 8.84%, 8.58%, 8.01% and 8.00%, respectively (excluding sales charges), compared with 17.57% for its primary benchmark, the MSCI ACWI (All Country World Index) Index. The fund also trailed the 12.01% rise in the Fidelity Global Strategies Composite IndexSM, which we believe is a more representative comparison than the MSCI ACWI, given the Composite's mix of global equities and bonds. Relative to the Composite index, too-little exposure to strong-performing foreign developed-markets equities and too much uninvested cash proved detrimental, despite a helpful underweighting in emerging-markets stocks and U.S. investment-grade debt. Results were further hurt by non-index stakes in gold and oil investments, as well as Treasury Inflation-Protected Securities (TIPS), the latter of which we eventually eliminated from the portfolio. The fund was also hampered by unfavorable timing and results in certain U.S. sectors during the period and, to an even greater degree, a currency-hedged position in Japanese equities. In fixed-income, overweighting long-dated U.S. Treasury bonds hurt, as these securities struggled early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.65%
Actual		$ 1,000.00	$ 1,042.60	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class T	.90%
Actual		$ 1,000.00	$ 1,041.10	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class B	1.41%
Actual		$ 1,000.00	$ 1,038.80	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class C	1.40%
Actual		$ 1,000.00	$ 1,038.30	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,043.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.02
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,043.80	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2014
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 29.2%	Domestic Equity 29.1%
Emerging Markets Equity 5.3%	Emerging Markets Equity 2.0%
High Yield Fixed-Income 3.0%	High Yield Fixed-Income 1.3%
International Equity 25.6%	International Equity 25.0%
Investment Grade Fixed-Income 35.5%	Investment Grade Fixed-Income 33.2%
Short-Term and Net Other Assets (Liabilities) 0.0%	Short-Term and Net Other Assets (Liabilities) 6.3%
Sectors* 1.4%	Sectors* 3.1%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes fixed-income sector funds such as Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2014	As of November 30, 2013
Equities 60.1%	Equities 58.1%
Bonds 39.9%	Bonds 35.6%
Short-Term and Other 0.0%	Short-Term and Other 6.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2014

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 60.1%
	Shares	Value
China Region Funds - 0.3%
iShares MSCI Taiwan Index ETF	56,600	$ 855,226
Diversified Emerging Markets Funds - 4.2%
Fidelity Emerging Markets Fund (e)	271,036	6,800,283
Vanguard Emerging Markets ETF (d)	162,200	6,844,840
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		13,645,123
Europe Stock Funds - 5.2%
Vanguard European ETF (d)	274,500	16,739,010
Foreign Large Blend Funds - 18.3%
iShares MSCI Canada Index ETF (d)	78,000	2,394,600
iShares MSCI EAFE Index ETF	814,200	56,513,623
TOTAL FOREIGN LARGE BLEND FUNDS		58,908,223
Foreign Large Growth Funds - 2.1%
Fidelity International Capital Appreciation Fund (e)	395,747	6,783,107
Large Blend Funds - 26.7%
Fidelity Value Discovery Fund (e)	69,384	1,608,326
iShares Russell 3000 Index ETF (d)	426,500	49,009,115
SPDR S&P 500 ETF	181,700	35,000,871
TOTAL LARGE BLEND FUNDS		85,618,312
Large Growth Funds - 1.0%
Fidelity Capital Appreciation Fund (e)	43,896	1,609,218
Fidelity OTC Portfolio (e)	20,297	1,604,668
TOTAL LARGE GROWTH FUNDS		3,213,886
Mid-Cap Blend Funds - 1.0%
Fidelity Event Driven Opportunities Fund (e)	148,699	1,604,461
Fidelity Value Strategies Fund (e)	38,077	1,606,473
TOTAL MID-CAP BLEND FUNDS		3,210,934
Mid-Cap Growth Funds - 0.5%
Fidelity Mid-Cap Stock Fund (e)	39,168	1,603,133
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - 0.8%
iShares MSCI Malaysia Index ETF	52,800	$ 845,856
iShares MSCI Philippines ETF	23,100	832,755
iShares MSCI South Korea Index ETF	13,400	866,042
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,544,653
TOTAL EQUITY FUNDS (Cost $164,500,620)		193,121,607
Fixed-Income Funds - 39.9%

Emerging Markets Bond Funds - 3.0%
Fidelity New Markets Income Fund (e)	585,575	9,743,966
Intermediate-Term Bond Funds - 27.3%
iShares Barclays 3-7 Year Treasury Bond ETF (d)	254,600	31,089,206
iShares Barclays Aggregate Bond ETF	514,500	56,425,215
TOTAL INTERMEDIATE-TERM BOND FUNDS		87,514,421
Sector Funds - Real Estate - 1.4%
Fidelity Real Estate Income Fund (e)	367,639	4,404,316
World Bond Funds - 8.2%
SPDR Barclays Capital International Treasury Bond ETF (d)	441,300	26,438,283
TOTAL FIXED-INCOME FUNDS (Cost $125,843,275)		128,100,986
Money Market Funds - 3.1%
	Shares	Value
Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.10% (a)	4,975	$ 4,975
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(e)	187,814	187,814
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(c)	9,796,100	9,796,100
TOTAL MONEY MARKET FUNDS (Cost $9,988,889)		9,988,889
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $300,332,784)		331,211,482
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(10,075,540)
NET ASSETS - 100%		$ 321,135,942
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Fidelity Securities Lending Cash Central Fund	463,198
Total	$ 463,687
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ -	$ 1,600,000	$ -	$ -	$ 1,609,218
Fidelity Emerging Markets Fund	-	6,700,000	-	-	6,800,283
Fidelity Event Driven Opportunities Fund	-	1,600,000	-	-	1,604,461
Fidelity Institutional Money Market Portfolio Institutional Class	29,004,408	64,712,489	93,529,084	24,733	187,814
Fidelity International Capital Appreciation Fund	-	6,700,000	-	-	6,783,107
Fidelity Investment Grade Bond Fund	20,163,473	556,083	20,231,696	82,893	-
Fidelity Mega Cap Stock Fund	10,831,919	315,291	12,610,224	147,149	-
Fidelity Mid-Cap Stock Fund	-	1,600,000	-	-	1,603,133
Fidelity New Markets Income Fund	5,401,564	4,078,534	-	306,921	9,743,966
Fidelity OTC Portfolio	-	1,600,000	-	-	1,604,668
Fidelity Real Estate Income Fund	10,040,834	339,777	5,700,000	256,914	4,404,316
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Fidelity Value Discovery Fund	-	1,600,000	-	-	1,608,326
Fidelity Value Strategies Fund	-	1,600,000	-	-	1,606,473
Total	$ 87,605,786	$ 93,002,174	$ 144,443,815	$ 818,610	$ 37,555,765
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,412,000	$ 6,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value (including securities loaned of $9,546,840) - See accompanying schedule: Unaffiliated issuers (cost $254,505,676)	$ 283,854,642
Fidelity Central Funds (cost $9,801,075)	9,801,075
Affiliated underlying funds (cost $36,026,033)	37,555,765
Total Investments (cost $300,332,784)		$ 331,211,482
Cash		428
Receivable for investments sold		12,250,237
Receivable for fund shares sold		116,216
Distributions receivable from Fidelity Central Funds		31,338
Receivable from investment adviser for expense reductions		10
Other receivables		1,771
Total assets		343,611,482

Liabilities
Payable for fund shares redeemed	$ 1,056,790
Accrued management fee	110,027
Distribution and service plan fees payable	66,153
Notes payable to affiliates	11,446,000
Other payables and accrued expenses	470
Collateral on securities loaned, at value	9,796,100
Total liabilities		22,475,540

Net Assets		$ 321,135,942
Net Assets consist of:
Paid in capital		$ 283,106,581
Undistributed net investment income		611,342
Accumulated undistributed net realized gain (loss) on investments		6,539,321
Net unrealized appreciation (depreciation) on investments		30,878,698
Net Assets		$ 321,135,942

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Assets and Liabilities - continued

May 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,726,406 ÷ 5,553,556 shares)	$ 9.85

Maximum offering price per share (100/94.25 of $9.85)	$ 10.45
Class T: Net Asset Value and redemption price per share ($30,647,148 ÷ 3,121,518 shares)	$ 9.82

Maximum offering price per share (100/96.50 of $9.82)	$ 10.18
Class B: Net Asset Value and offering price per share ($2,773,307 ÷ 282,713 shares)A	$ 9.81

Class C: Net Asset Value and offering price per share ($46,386,873 ÷ 4,776,622 shares)A	$ 9.71

Global Strategies: Net Asset Value, offering price and redemption price per share ($164,709,310 ÷ 16,644,088 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,892,898 ÷ 2,212,013 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Year ended May 31, 2014

Investment Income
Dividends from underlying funds: Unaffiliated		$ 6,780,736
Affiliated		818,610
Interest		1,435
Income from Fidelity Central Funds (including $463,198 from security lending)		463,687
Total income		8,064,468

Expenses
Management fee	$ 1,913,272
Distribution and service plan fees	858,275
Custodian fees and expenses	276
Independent trustees' compensation	1,495
Subsidiary directors' fees	15,000
Interest	523
Miscellaneous	655
Total expenses before reductions	2,789,496
Expense reductions	(424,414)	2,365,082
Net investment income (loss)		5,699,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Investment securities:
Unaffiliated	14,510,654
Affiliated	4,663,502
Realized gain distributions from underlying funds:
Unaffiliated	216,953
Affiliated	321,400
Total net realized gain (loss)		19,712,509
Change in net unrealized appreciation (depreciation) on investment securities		5,902,013
Net gain (loss)		25,614,522
Net increase (decrease) in net assets resulting from operations		$ 31,313,908

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,699,386	$ 7,399,328
Net realized gain (loss)	19,712,509	13,261,220
Change in net unrealized appreciation (depreciation)	5,902,013	18,979,317
Net increase (decrease) in net assets resulting from operations	31,313,908	39,639,865
Distributions to shareholders from net investment income	(6,047,169)	(7,405,917)
Distributions to shareholders from net realized gain	(13,990,192)	(8,312,956)
Total distributions	(20,037,361)	(15,718,873)
Share transactions - net increase (decrease)	(114,938,672)	21,543,205
Total increase (decrease) in net assets	(103,662,125)	45,464,197

Net Assets
Beginning of period	424,798,067	379,333,870
End of period (including undistributed net investment income of $611,342 and undistributed net investment income of $1,054,988, respectively)	$ 321,135,942	$ 424,798,067

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68
Income from Investment Operations
Net investment income (loss) E	.14	.16	.15	.02	.10	.11
Net realized and unrealized gain (loss)	.68	.73	(.68)	.43	1.13	1.80
Total from investment operations	.82	.89	(.53)	.45	1.23	1.91
Distributions from net investment income	(.15)	(.17)	(.14)	(.01)	(.09)	(.09)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.51)	(.36) K	(.44)	(.02)	(.13) L	(.14) M
Net asset value, end of period	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45
Total Return B, C, D	8.84%	10.12%	(5.34)%	4.67%	14.64%	28.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.75%	.77%	.79%	.79% A	.77%	.75%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65% A	.65%	.65%
Expenses net of all reductions	.64%	.64%	.64%	.64% A	.65%	.65%
Net investment income (loss)	1.48%	1.75%	1.63%	.49% A	1.16%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,726	$ 68,155	$ 56,127	$ 71,672	$ 57,226	$ 32,556
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

L Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

M Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68
Income from Investment Operations
Net investment income (loss) E	.12	.14	.12	.01	.08	.09
Net realized and unrealized gain (loss)	.68	.73	(.67)	.43	1.13	1.78
Total from investment operations	.80	.87	(.55)	.44	1.21	1.87
Distributions from net investment income	(.13)	(.14)	(.12)	(.01)	(.07)	(.07)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.49)	(.34)	(.42)	(.02)	(.11) K	(.12) L
Net asset value, end of period	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43
Total Return B, C, D	8.58%	9.89%	(5.59)%	4.57%	14.45%	28.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01%	1.02%	1.04%	1.04% A	1.02%	1.00%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90% A	.90%	.90%
Expenses net of all reductions	.90%	.89%	.89%	.89% A	.90%	.90%
Net investment income (loss)	1.22%	1.50%	1.38%	.24% A	.91%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,647	$ 34,345	$ 29,412	$ 31,534	$ 28,766	$ 18,941
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69
Income from Investment Operations
Net investment income (loss) E	.07	.09	.08	(.01)	.04	.06
Net realized and unrealized gain (loss)	.68	.74	(.67)	.43	1.12	1.78
Total from investment operations	.75	.83	(.59)	.42	1.16	1.84
Distributions from net investment income	(.08)	(.10)	(.08)	(.01)	(.02)	(.04)
Distributions from net realized gain	(.36)	(.19)	(.29)	(.01)	(.05)	(.05)
Total distributions	(.44)	(.29)	(.37)	(.02)	(.07)	(.10) K
Net asset value, end of period	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43
Total Return B, C, D	8.01%	9.38%	(6.05)%	4.36%	13.80%	27.47%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.51%	1.52%	1.54%	1.54% A	1.52%	1.50%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.39%	1.39%	1.39%	1.39% A	1.40%	1.40%
Net investment income (loss)	.72%	1.00%	.88%	(.26)% A	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,773	$ 3,944	$ 4,649	$ 6,237	$ 5,806	$ 3,260
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66
Income from Investment Operations
Net investment income (loss) E	.07	.09	.08	(.01)	.04	.06
Net realized and unrealized gain (loss)	.67	.73	(.67)	.43	1.11	1.76
Total from investment operations	.74	.82	(.59)	.42	1.15	1.82
Distributions from net investment income	(.08)	(.10)	(.09)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.36)	(.19)	(.29)	(.01)	(.05)	(.05)
Total distributions	(.44)	(.29)	(.38)	(.02)	(.08) K	(.10) L
Net asset value, end of period	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38
Total Return B, C, D	8.00%	9.41%	(6.09)%	4.40%	13.81%	27.41%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51%	1.52%	1.54%	1.54% A	1.52%	1.50%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.39%	1.39%	1.39%	1.39% A	1.40%	1.40%
Net investment income (loss)	.72%	1.00%	.88%	(.26)% A	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,387	$ 53,701	$ 51,079	$ 57,465	$ 42,595	$ 21,063
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2014	2013	2012	2011 H	2010 G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.03	.12	.13
Net realized and unrealized gain (loss)	.69	.73	(.68)	.44	1.14	1.79
Total from investment operations	.86	.92	(.51)	.47	1.26	1.92
Distributions from net investment income	(.18)	(.19)	(.16)	(.01)	(.10)	(.10)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.54)	(.38) J	(.47) K	(.02)	(.15)	(.15) L
Net asset value, end of period	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46
Total Return B, C	9.19%	10.47%	(5.18)%	4.86%	14.95%	28.72%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.52%	.54%	.54% A	.52%	.50%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A	.40%	.40%
Expenses net of all reductions	.40%	.39%	.39%	.39% A	.40%	.40%
Net investment income (loss)	1.72%	2.00%	1.88%	.74% A	1.41%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,709	$ 218,290	$ 213,526	$ 255,351	$ 208,394	$ 138,320
Portfolio turnover rate F	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period ended December 31.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2014	2013	2012	2011 H	2010G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.03	.12	.13
Net realized and unrealized gain (loss)	.69	.72	(.67)	.44	1.14	1.79
Total from investment operations	.86	.91	(.50)	.47	1.26	1.92
Distributions from net investment income	(.18)	(.19)	(.16)	(.01)	(.10)	(.10)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.54)	(.38) J	(.47) K	(.02)	(.15)	(.15) L
Net asset value, end of period	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46
Total Return B, C	9.18%	10.35%	(5.08)%	4.86%	14.95%	28.72%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.52%	.54%	.54% A	.52%	.50%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A	.40%	.40%
Expenses net of all reductions	.40%	.39%	.39%	.39% A	.40%	.40%
Net investment income (loss)	1.72%	2.00%	1.88%	.74% A	1.41%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,893	$ 46,363	$ 24,541	$ 24,973	$ 17,138	$ 7,454
Portfolio turnover rate F	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period ended December 31.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and unaffiliated exchange-traded funds ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2014, the Fund held an investment of $6,136 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at

Annual Report

3. Investments in Fidelity Central Funds - continued

www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 29,355,770
Gross unrealized depreciation	(296,935)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,058,835

Tax Cost	$ 302,153,808

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 611,340
Undistributed long-term capital gain	$ 7,202,266
Net unrealized appreciation (depreciation)	$ 29,058,835

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $362,015 of capital losses recognized during the period November 1, 2013 to May 31, 2014.

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Ordinary Income	$ 8,352,725	$ 15,718,873
Long-term Capital Gains	11,684,636	-
Total	$ 20,037,361	$ 15,718,873

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $399,291,089 and $525,956,831, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,763	$ 3,712
Class T	.25%	.25%	162,916	9,016
Class B	.75%	.25%	34,500	25,936
Class C	.75%	.25%	502,096	86,005
			$ 858,275	$ 124,669

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,278
Class T	5,170
Class B*	5,089
Class C*	14,368
$ 39,905

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable

Annual Report

Notes to Consolidated Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

to affiliates" in the Fund's Consolidated Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,446,000.33%		$ 315

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $655 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Fund, and includes $25 from securities loaned to FCM.

Annual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $12,699,000. The weighted average interest rate was .59%. The interest expense amounted to $208 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2015. During the period, this waiver reduced the Fund's management fee by $381,768.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $9,868.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $254.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,325 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2014	Year ended May 31, 2013
From net investment income
Class A	$ 1,009,131	$ 1,097,121
Class T	423,579	488,063
Class B	28,444	43,002
Class C	425,260	534,088
Global Strategies	3,401,688	4,539,644
Institutional Class	759,067	703,999
Total	$ 6,047,169	$ 7,405,917

Annual Report

Notes to Consolidated Financial Statements - continued

11. Distributions to Shareholders - continued

	Year ended May 31, 2014	Year ended May 31, 2013
From net realized gain
Class A	$ 2,391,812	$ 1,231,679
Class T	1,206,849	643,112
Class B	127,518	92,838
Class C	1,853,621	1,098,772
Global Strategies	6,878,260	4,687,156
Institutional Class	1,532,132	559,399
Total	$ 13,990,192	$ 8,312,956

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2014	Year ended May 31, 2013
Class A
Shares sold	1,355,410	2,686,270	$ 12,956,640	$ 25,166,280
Reinvestment of distributions	307,041	232,198	2,912,232	2,115,960
Shares redeemed	(3,250,113)	(2,006,819)	(31,266,684)	(18,829,269)
Net increase (decrease)	(1,587,662)	911,649	$ (15,397,812)	$ 8,452,971
Class T
Shares sold	414,603	777,381	$ 3,958,079	$ 7,242,740
Reinvestment of distributions	158,348	111,507	1,499,294	1,012,701
Shares redeemed	(1,063,041)	(552,794)	(10,176,674)	(5,137,946)
Net increase (decrease)	(490,090)	336,094	$ (4,719,301)	$ 3,117,495
Class B
Shares sold	8,823	16,128	$ 84,651	$ 150,614
Reinvestment of distributions	15,970	14,403	151,472	130,736
Shares redeemed	(157,295)	(134,125)	(1,505,145)	(1,248,020)
Net increase (decrease)	(132,502)	(103,594)	$ (1,269,022)	$ (966,670)
Class C
Shares sold	740,527	1,567,638	$ 7,003,124	$ 14,517,664
Reinvestment of distributions	232,124	173,745	2,180,897	1,562,734
Shares redeemed	(1,903,301)	(1,783,345)	(18,040,294)	(16,437,669)
Net increase (decrease)	(930,650)	(41,962)	$ (8,856,273)	$ (357,271)
Global Strategies
Shares sold	2,185,589	5,800,445	$ 21,090,422	$ 54,291,699
Reinvestment of distributions	1,012,481	936,638	9,629,023	8,559,549
Shares redeemed	(9,333,629)	(7,564,701)	(89,805,344)	(71,366,932)
Net increase (decrease)	(6,135,559)	(827,618)	$ (59,085,899)	$ (8,515,684)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2014	Year ended May 31, 2013
Institutional Class
Shares sold	974,412	2,911,879	$ 9,367,601	$ 27,261,040
Reinvestment of distributions	141,559	90,274	1,347,599	825,371
Shares redeemed	(3,741,623)	(877,425)	(36,325,565)	(8,274,047)
Net increase (decrease)	(2,625,652)	2,124,728	$ (25,610,365)	$ 19,812,364

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-

2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-

present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-

2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-

2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	07/07/14	07/03/14	$0.018	$0.235
Class T	07/07/14	07/03/14	$0.009	$0.235
Class B	07/07/14	07/03/14	$0.000	$0.235
Class C	07/07/14	07/03/14	$0.000	$0.235

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2014, $18,590,628, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 39% and 15%; Class T designates 58% and 17%; Class B designates 0% and 20%; and Class C designates 0% and 20% of the dividend distributed in July and December 2013 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 42% and 38%; Class T designates 62% and 41%; Class B designates 0% and 50%; and Class C designates 0% and 49% of the dividends distributed in July and December 2013 respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	07/08/13	$0.0054	$0.0002
	12/30/13	$0.0427	$0.0042
Class T	07/08/13	$0.0036	$0.0002
	12/30/13	$0.0393	$0.0042
Class B	07/08/13	$0.0000	$0.0000
	12/30/13	$0.0321	$0.0042
Class C	07/08/13	$0.0000	$0.0000
	12/30/13	$0.0326	$0.0042

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYS-UANN-0714
1.852689.107

Fidelity Advisor®

Global Strategies
Fund - Institutional Class

Annual Report

May 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Strategies Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	9.18%	9.79%	3.27%

A From October 31, 2007.

B Prior to June 1, 2011, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Institutional Class on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Economic growth and easy-money policies pushed global equities higher for the 12 months ending May 31, 2014, even as volatility increased amid a sell-off in momentum stocks and renewed U.S.-Russian tensions. The MSCI ACWI (All Country World Index) Index advanced 17.57% for the period, with all 10 sectors up by double digits. Health care (+25%) was tops, helped by new U.S. insurance programs and a favorable drug-approval environment. Commodities-linked sectors were variously affected by lower non-U.S. oil production and fears that the Ukraine crisis could worsen. The energy sector gained 18%, for example, whereas materials (+10%) proved the laggard. Regionally, Europe ex U.K. (+26%) led, emerging from its debt crisis. The U.S. (+21%) also gained, supported by Federal Reserve efforts to keep interest rates low while paring economic stimulus. Conversely, Japan (+6%) faced uncertainty regarding its economic reforms and effects of its new sales tax, and emerging markets (+4%) trailed on concern over a slowing China. Bonds also saw gains: the Barclays® Global Aggregate GDP Weighted Index rose 5.71% amid strong demand for short- and long-term securities in a low-yield environment; within that index, the euro area fared best, up 11%. The Barclays® U.S. Aggregate Bond Index, meanwhile, returned just 2.71%.

Comments from Christopher Sharpe and Ruben Calderon, who became Lead Portfolio Manager and Co-Manager, respectively, of Fidelity Advisor® Global Strategies Fund on May 1, 2014: For the year, the fund's Institutional Class shares gained 9.18%, compared with 17.57% for its primary benchmark, the MSCI ACWI (All Country World Index) Index. The fund also trailed the 12.01% rise in the Fidelity Global Strategies Composite IndexSM, which we believe is a more representative comparison than the MSCI ACWI, given the Composite's mix of global equities and bonds. Relative to the Composite index, too-little exposure to strong-performing foreign developed-markets equities and too much uninvested cash proved detrimental, despite a helpful underweighting in emerging-markets stocks and U.S. investment-grade debt. Results were further hurt by non-index stakes in gold and oil investments, as well as Treasury Inflation-Protected Securities (TIPS), the latter of which we eventually eliminated from the portfolio. The fund was also hampered by unfavorable timing and results in certain U.S. sectors during the period and, to an even greater degree, a currency-hedged position in Japanese equities. In fixed-income, overweighting long-dated U.S. Treasury bonds hurt, as these securities struggled early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.65%
Actual		$ 1,000.00	$ 1,042.60	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class T	.90%
Actual		$ 1,000.00	$ 1,041.10	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class B	1.41%
Actual		$ 1,000.00	$ 1,038.80	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class C	1.40%
Actual		$ 1,000.00	$ 1,038.30	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,043.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.02
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,043.80	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2014
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 29.2%	Domestic Equity 29.1%
Emerging Markets Equity 5.3%	Emerging Markets Equity 2.0%
High Yield Fixed-Income 3.0%	High Yield Fixed-Income 1.3%
International Equity 25.6%	International Equity 25.0%
Investment Grade Fixed-Income 35.5%	Investment Grade Fixed-Income 33.2%
Short-Term and Net Other Assets (Liabilities) 0.0%	Short-Term and Net Other Assets (Liabilities) 6.3%
Sectors* 1.4%	Sectors* 3.1%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes fixed-income sector funds such as Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2014	As of November 30, 2013
Equities 60.1%	Equities 58.1%
Bonds 39.9%	Bonds 35.6%
Short-Term and Other 0.0%	Short-Term and Other 6.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2014

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 60.1%
	Shares	Value
China Region Funds - 0.3%
iShares MSCI Taiwan Index ETF	56,600	$ 855,226
Diversified Emerging Markets Funds - 4.2%
Fidelity Emerging Markets Fund (e)	271,036	6,800,283
Vanguard Emerging Markets ETF (d)	162,200	6,844,840
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		13,645,123
Europe Stock Funds - 5.2%
Vanguard European ETF (d)	274,500	16,739,010
Foreign Large Blend Funds - 18.3%
iShares MSCI Canada Index ETF (d)	78,000	2,394,600
iShares MSCI EAFE Index ETF	814,200	56,513,623
TOTAL FOREIGN LARGE BLEND FUNDS		58,908,223
Foreign Large Growth Funds - 2.1%
Fidelity International Capital Appreciation Fund (e)	395,747	6,783,107
Large Blend Funds - 26.7%
Fidelity Value Discovery Fund (e)	69,384	1,608,326
iShares Russell 3000 Index ETF (d)	426,500	49,009,115
SPDR S&P 500 ETF	181,700	35,000,871
TOTAL LARGE BLEND FUNDS		85,618,312
Large Growth Funds - 1.0%
Fidelity Capital Appreciation Fund (e)	43,896	1,609,218
Fidelity OTC Portfolio (e)	20,297	1,604,668
TOTAL LARGE GROWTH FUNDS		3,213,886
Mid-Cap Blend Funds - 1.0%
Fidelity Event Driven Opportunities Fund (e)	148,699	1,604,461
Fidelity Value Strategies Fund (e)	38,077	1,606,473
TOTAL MID-CAP BLEND FUNDS		3,210,934
Mid-Cap Growth Funds - 0.5%
Fidelity Mid-Cap Stock Fund (e)	39,168	1,603,133
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - 0.8%
iShares MSCI Malaysia Index ETF	52,800	$ 845,856
iShares MSCI Philippines ETF	23,100	832,755
iShares MSCI South Korea Index ETF	13,400	866,042
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,544,653
TOTAL EQUITY FUNDS (Cost $164,500,620)		193,121,607
Fixed-Income Funds - 39.9%

Emerging Markets Bond Funds - 3.0%
Fidelity New Markets Income Fund (e)	585,575	9,743,966
Intermediate-Term Bond Funds - 27.3%
iShares Barclays 3-7 Year Treasury Bond ETF (d)	254,600	31,089,206
iShares Barclays Aggregate Bond ETF	514,500	56,425,215
TOTAL INTERMEDIATE-TERM BOND FUNDS		87,514,421
Sector Funds - Real Estate - 1.4%
Fidelity Real Estate Income Fund (e)	367,639	4,404,316
World Bond Funds - 8.2%
SPDR Barclays Capital International Treasury Bond ETF (d)	441,300	26,438,283
TOTAL FIXED-INCOME FUNDS (Cost $125,843,275)		128,100,986
Money Market Funds - 3.1%
	Shares	Value
Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.10% (a)	4,975	$ 4,975
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(e)	187,814	187,814
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(c)	9,796,100	9,796,100
TOTAL MONEY MARKET FUNDS (Cost $9,988,889)		9,988,889
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $300,332,784)		331,211,482
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(10,075,540)
NET ASSETS - 100%		$ 321,135,942
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Fidelity Securities Lending Cash Central Fund	463,198
Total	$ 463,687
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ -	$ 1,600,000	$ -	$ -	$ 1,609,218
Fidelity Emerging Markets Fund	-	6,700,000	-	-	6,800,283
Fidelity Event Driven Opportunities Fund	-	1,600,000	-	-	1,604,461
Fidelity Institutional Money Market Portfolio Institutional Class	29,004,408	64,712,489	93,529,084	24,733	187,814
Fidelity International Capital Appreciation Fund	-	6,700,000	-	-	6,783,107
Fidelity Investment Grade Bond Fund	20,163,473	556,083	20,231,696	82,893	-
Fidelity Mega Cap Stock Fund	10,831,919	315,291	12,610,224	147,149	-
Fidelity Mid-Cap Stock Fund	-	1,600,000	-	-	1,603,133
Fidelity New Markets Income Fund	5,401,564	4,078,534	-	306,921	9,743,966
Fidelity OTC Portfolio	-	1,600,000	-	-	1,604,668
Fidelity Real Estate Income Fund	10,040,834	339,777	5,700,000	256,914	4,404,316
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Fidelity Value Discovery Fund	-	1,600,000	-	-	1,608,326
Fidelity Value Strategies Fund	-	1,600,000	-	-	1,606,473
Total	$ 87,605,786	$ 93,002,174	$ 144,443,815	$ 818,610	$ 37,555,765
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,412,000	$ 6,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2014

Assets
Investment in securities, at value (including securities loaned of $9,546,840) - See accompanying schedule: Unaffiliated issuers (cost $254,505,676)	$ 283,854,642
Fidelity Central Funds (cost $9,801,075)	9,801,075
Affiliated underlying funds (cost $36,026,033)	37,555,765
Total Investments (cost $300,332,784)		$ 331,211,482
Cash		428
Receivable for investments sold		12,250,237
Receivable for fund shares sold		116,216
Distributions receivable from Fidelity Central Funds		31,338
Receivable from investment adviser for expense reductions		10
Other receivables		1,771
Total assets		343,611,482

Liabilities
Payable for fund shares redeemed	$ 1,056,790
Accrued management fee	110,027
Distribution and service plan fees payable	66,153
Notes payable to affiliates	11,446,000
Other payables and accrued expenses	470
Collateral on securities loaned, at value	9,796,100
Total liabilities		22,475,540

Net Assets		$ 321,135,942
Net Assets consist of:
Paid in capital		$ 283,106,581
Undistributed net investment income		611,342
Accumulated undistributed net realized gain (loss) on investments		6,539,321
Net unrealized appreciation (depreciation) on investments		30,878,698
Net Assets		$ 321,135,942

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,726,406 ÷ 5,553,556 shares)	$ 9.85

Maximum offering price per share (100/94.25 of $9.85)	$ 10.45
Class T: Net Asset Value and redemption price per share ($30,647,148 ÷ 3,121,518 shares)	$ 9.82

Maximum offering price per share (100/96.50 of $9.82)	$ 10.18
Class B: Net Asset Value and offering price per share ($2,773,307 ÷ 282,713 shares)A	$ 9.81

Class C: Net Asset Value and offering price per share ($46,386,873 ÷ 4,776,622 shares)A	$ 9.71

Global Strategies: Net Asset Value, offering price and redemption price per share ($164,709,310 ÷ 16,644,088 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,892,898 ÷ 2,212,013 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2014

Investment Income
Dividends from underlying funds: Unaffiliated		$ 6,780,736
Affiliated		818,610
Interest		1,435
Income from Fidelity Central Funds (including $463,198 from security lending)		463,687
Total income		8,064,468

Expenses
Management fee	$ 1,913,272
Distribution and service plan fees	858,275
Custodian fees and expenses	276
Independent trustees' compensation	1,495
Subsidiary directors' fees	15,000
Interest	523
Miscellaneous	655
Total expenses before reductions	2,789,496
Expense reductions	(424,414)	2,365,082
Net investment income (loss)		5,699,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Investment securities:
Unaffiliated	14,510,654
Affiliated	4,663,502
Realized gain distributions from underlying funds:
Unaffiliated	216,953
Affiliated	321,400
Total net realized gain (loss)		19,712,509
Change in net unrealized appreciation (depreciation) on investment securities		5,902,013
Net gain (loss)		25,614,522
Net increase (decrease) in net assets resulting from operations		$ 31,313,908

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2014	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,699,386	$ 7,399,328
Net realized gain (loss)	19,712,509	13,261,220
Change in net unrealized appreciation (depreciation)	5,902,013	18,979,317
Net increase (decrease) in net assets resulting from operations	31,313,908	39,639,865
Distributions to shareholders from net investment income	(6,047,169)	(7,405,917)
Distributions to shareholders from net realized gain	(13,990,192)	(8,312,956)
Total distributions	(20,037,361)	(15,718,873)
Share transactions - net increase (decrease)	(114,938,672)	21,543,205
Total increase (decrease) in net assets	(103,662,125)	45,464,197

Net Assets
Beginning of period	424,798,067	379,333,870
End of period (including undistributed net investment income of $611,342 and undistributed net investment income of $1,054,988, respectively)	$ 321,135,942	$ 424,798,067

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68
Income from Investment Operations
Net investment income (loss) E	.14	.16	.15	.02	.10	.11
Net realized and unrealized gain (loss)	.68	.73	(.68)	.43	1.13	1.80
Total from investment operations	.82	.89	(.53)	.45	1.23	1.91
Distributions from net investment income	(.15)	(.17)	(.14)	(.01)	(.09)	(.09)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.51)	(.36) K	(.44)	(.02)	(.13) L	(.14) M
Net asset value, end of period	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45
Total Return B, C, D	8.84%	10.12%	(5.34)%	4.67%	14.64%	28.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.75%	.77%	.79%	.79% A	.77%	.75%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65% A	.65%	.65%
Expenses net of all reductions	.64%	.64%	.64%	.64% A	.65%	.65%
Net investment income (loss)	1.48%	1.75%	1.63%	.49% A	1.16%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,726	$ 68,155	$ 56,127	$ 71,672	$ 57,226	$ 32,556
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

L Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

M Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68
Income from Investment Operations
Net investment income (loss) E	.12	.14	.12	.01	.08	.09
Net realized and unrealized gain (loss)	.68	.73	(.67)	.43	1.13	1.78
Total from investment operations	.80	.87	(.55)	.44	1.21	1.87
Distributions from net investment income	(.13)	(.14)	(.12)	(.01)	(.07)	(.07)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.49)	(.34)	(.42)	(.02)	(.11) K	(.12) L
Net asset value, end of period	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43
Total Return B, C, D	8.58%	9.89%	(5.59)%	4.57%	14.45%	28.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01%	1.02%	1.04%	1.04% A	1.02%	1.00%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90% A	.90%	.90%
Expenses net of all reductions	.90%	.89%	.89%	.89% A	.90%	.90%
Net investment income (loss)	1.22%	1.50%	1.38%	.24% A	.91%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,647	$ 34,345	$ 29,412	$ 31,534	$ 28,766	$ 18,941
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69
Income from Investment Operations
Net investment income (loss) E	.07	.09	.08	(.01)	.04	.06
Net realized and unrealized gain (loss)	.68	.74	(.67)	.43	1.12	1.78
Total from investment operations	.75	.83	(.59)	.42	1.16	1.84
Distributions from net investment income	(.08)	(.10)	(.08)	(.01)	(.02)	(.04)
Distributions from net realized gain	(.36)	(.19)	(.29)	(.01)	(.05)	(.05)
Total distributions	(.44)	(.29)	(.37)	(.02)	(.07)	(.10) K
Net asset value, end of period	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43
Total Return B, C, D	8.01%	9.38%	(6.05)%	4.36%	13.80%	27.47%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.51%	1.52%	1.54%	1.54% A	1.52%	1.50%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.39%	1.39%	1.39%	1.39% A	1.40%	1.40%
Net investment income (loss)	.72%	1.00%	.88%	(.26)% A	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,773	$ 3,944	$ 4,649	$ 6,237	$ 5,806	$ 3,260
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2014	2013	2012	2011 I	2010 H	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66
Income from Investment Operations
Net investment income (loss) E	.07	.09	.08	(.01)	.04	.06
Net realized and unrealized gain (loss)	.67	.73	(.67)	.43	1.11	1.76
Total from investment operations	.74	.82	(.59)	.42	1.15	1.82
Distributions from net investment income	(.08)	(.10)	(.09)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.36)	(.19)	(.29)	(.01)	(.05)	(.05)
Total distributions	(.44)	(.29)	(.38)	(.02)	(.08) K	(.10) L
Net asset value, end of period	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38
Total Return B, C, D	8.00%	9.41%	(6.09)%	4.40%	13.81%	27.41%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51%	1.52%	1.54%	1.54% A	1.52%	1.50%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.39%	1.39%	1.39%	1.39% A	1.40%	1.40%
Net investment income (loss)	.72%	1.00%	.88%	(.26)% A	.41%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,387	$ 53,701	$ 51,079	$ 57,465	$ 42,595	$ 21,063
Portfolio turnover rate G	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period ended December 31.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2014	2013	2012	2011 H	2010 G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.03	.12	.13
Net realized and unrealized gain (loss)	.69	.73	(.68)	.44	1.14	1.79
Total from investment operations	.86	.92	(.51)	.47	1.26	1.92
Distributions from net investment income	(.18)	(.19)	(.16)	(.01)	(.10)	(.10)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.54)	(.38) J	(.47) K	(.02)	(.15)	(.15) L
Net asset value, end of period	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46
Total Return B, C	9.19%	10.47%	(5.18)%	4.86%	14.95%	28.72%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.52%	.54%	.54% A	.52%	.50%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A	.40%	.40%
Expenses net of all reductions	.40%	.39%	.39%	.39% A	.40%	.40%
Net investment income (loss)	1.72%	2.00%	1.88%	.74% A	1.41%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,709	$ 218,290	$ 213,526	$ 255,351	$ 208,394	$ 138,320
Portfolio turnover rate F	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period ended December 31.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2014	2013	2012	2011 H	2010G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.03	.12	.13
Net realized and unrealized gain (loss)	.69	.72	(.67)	.44	1.14	1.79
Total from investment operations	.86	.91	(.50)	.47	1.26	1.92
Distributions from net investment income	(.18)	(.19)	(.16)	(.01)	(.10)	(.10)
Distributions from net realized gain	(.36)	(.20)	(.30)	(.01)	(.05)	(.05)
Total distributions	(.54)	(.38) J	(.47) K	(.02)	(.15)	(.15) L
Net asset value, end of period	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46
Total Return B, C	9.18%	10.35%	(5.08)%	4.86%	14.95%	28.72%
Ratios to Average Net Assets E, I
Expenses before reductions	.51%	.52%	.54%	.54% A	.52%	.50%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A	.40%	.40%
Expenses net of all reductions	.40%	.39%	.39%	.39% A	.40%	.40%
Net investment income (loss)	1.72%	2.00%	1.88%	.74% A	1.41%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,893	$ 46,363	$ 24,541	$ 24,973	$ 17,138	$ 7,454
Portfolio turnover rate F	106%	156%	136%	200% A	102%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period ended December 31.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2014

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and unaffiliated exchange-traded funds ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2014, the Fund held an investment of $6,136 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Annual Report

4. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2014, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 29,355,770
Gross unrealized depreciation	(296,935)
Net unrealized appreciation (depreciation) on securities and other investments	$ 29,058,835

Tax Cost	$ 302,153,808

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 611,340
Undistributed long-term capital gain	$ 7,202,266
Net unrealized appreciation (depreciation)	$ 29,058,835

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $362,015 of capital losses recognized during the period November 1, 2013 to May 31, 2014.

The tax character of distributions paid was as follows:

	May 31, 2014	May 31, 2013
Ordinary Income	$ 8,352,725	$ 15,718,873
Long-term Capital Gains	11,684,636	-
Total	$ 20,037,361	$ 15,718,873

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $399,291,089 and $525,956,831, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,763	$ 3,712
Class T	.25%	.25%	162,916	9,016
Class B	.75%	.25%	34,500	25,936
Class C	.75%	.25%	502,096	86,005
			$ 858,275	$ 124,669

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,278
Class T	5,170
Class B*	5,089
Class C*	14,368
$ 39,905

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

to affiliates" in the Fund's Consolidated Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,446,000.33%		$ 315

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $655 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Fund, and includes $25 from securities loaned to FCM.

Annual Report

Notes to Consolidated Financial Statements - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $12,699,000. The weighted average interest rate was .59%. The interest expense amounted to $208 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2015. During the period, this waiver reduced the Fund's management fee by $381,768.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $9,868.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $254.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,325 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2014	Year ended May 31, 2013
From net investment income
Class A	$ 1,009,131	$ 1,097,121
Class T	423,579	488,063
Class B	28,444	43,002
Class C	425,260	534,088
Global Strategies	3,401,688	4,539,644
Institutional Class	759,067	703,999
Total	$ 6,047,169	$ 7,405,917

Annual Report

11. Distributions to Shareholders - continued

	Year ended May 31, 2014	Year ended May 31, 2013
From net realized gain
Class A	$ 2,391,812	$ 1,231,679
Class T	1,206,849	643,112
Class B	127,518	92,838
Class C	1,853,621	1,098,772
Global Strategies	6,878,260	4,687,156
Institutional Class	1,532,132	559,399
Total	$ 13,990,192	$ 8,312,956

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2014	Year ended May 31, 2013
Class A
Shares sold	1,355,410	2,686,270	$ 12,956,640	$ 25,166,280
Reinvestment of distributions	307,041	232,198	2,912,232	2,115,960
Shares redeemed	(3,250,113)	(2,006,819)	(31,266,684)	(18,829,269)
Net increase (decrease)	(1,587,662)	911,649	$ (15,397,812)	$ 8,452,971
Class T
Shares sold	414,603	777,381	$ 3,958,079	$ 7,242,740
Reinvestment of distributions	158,348	111,507	1,499,294	1,012,701
Shares redeemed	(1,063,041)	(552,794)	(10,176,674)	(5,137,946)
Net increase (decrease)	(490,090)	336,094	$ (4,719,301)	$ 3,117,495
Class B
Shares sold	8,823	16,128	$ 84,651	$ 150,614
Reinvestment of distributions	15,970	14,403	151,472	130,736
Shares redeemed	(157,295)	(134,125)	(1,505,145)	(1,248,020)
Net increase (decrease)	(132,502)	(103,594)	$ (1,269,022)	$ (966,670)
Class C
Shares sold	740,527	1,567,638	$ 7,003,124	$ 14,517,664
Reinvestment of distributions	232,124	173,745	2,180,897	1,562,734
Shares redeemed	(1,903,301)	(1,783,345)	(18,040,294)	(16,437,669)
Net increase (decrease)	(930,650)	(41,962)	$ (8,856,273)	$ (357,271)
Global Strategies
Shares sold	2,185,589	5,800,445	$ 21,090,422	$ 54,291,699
Reinvestment of distributions	1,012,481	936,638	9,629,023	8,559,549
Shares redeemed	(9,333,629)	(7,564,701)	(89,805,344)	(71,366,932)
Net increase (decrease)	(6,135,559)	(827,618)	$ (59,085,899)	$ (8,515,684)

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2014	Year ended May 31, 2013
Institutional Class
Shares sold	974,412	2,911,879	$ 9,367,601	$ 27,261,040
Reinvestment of distributions	141,559	90,274	1,347,599	825,371
Shares redeemed	(3,741,623)	(877,425)	(36,325,565)	(8,274,047)
Net increase (decrease)	(2,625,652)	2,124,728	$ (25,610,365)	$ 19,812,364

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 222 funds. Ms. Acton oversees 204 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-

2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-

present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-

2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-

2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	07/07/14	07/03/14	$0.031	$0.235

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2014, $18,590,628, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 29% and 14% of the dividends distributed in July and December 2013 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 31% and 35% of the dividends distributed in July and December 2013 respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	07/08/13	$0.0071	$0.0002
	12/30/13	$0.0459	$0.0042

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfiled, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYSI-UANN-0714
1.852681.107

Item 2. Code of Ethics

As of the end of the period, May 31, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Global Strategies Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$43,000	$-	$6,700	$4,800

May 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$44,000	$-	$7,900	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2014A	May 31, 2013A
Audit-Related Fees	$560,000	$915,000
Tax Fees	$-	$-
All Other Fees	$695,000	$990,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund is as follows:

Billed By	May 31, 2014 A	May 31 2013 A
Deloitte Entities	$1,380,000	$2,005,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 28, 2014